Commitments And Contingencies (Future Minimum Rental Payments Under All Non-Cancelable Operating Leases) (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
2015	$ 32,830
2016	18,446
2017	11,742
2018	10,290
2019	9,982
2020 and thereafter	31,967
Total minimum lease obligations	115,257
Office Space [Member]
Property Subject to or Available for Operating Lease [Line Items]
2015	2,282
2016	1,846
2017	1,625
2018	1,631
2019	1,580
2020 and thereafter	4,484
Total minimum lease obligations	13,448
Transportation Equipment [Member]
Property Subject to or Available for Operating Lease [Line Items]
2015	14,796
2016	9,451
2017	7,430
2018	5,967
2019	5,705
2020 and thereafter	6,617
Total minimum lease obligations	49,966
Terminals and Tanks [Member]
Property Subject to or Available for Operating Lease [Line Items]
2015	15,752
2016	7,149
2017	2,687
2018	2,692
2019	2,697
2020 and thereafter	20,866
Total minimum lease obligations	$ 51,843